DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 247	$ 199	$ 171
Total direct hospitality expense	1,236	1,079	1,036
Hospitality Property
Disclosure of detailed information about investment property
Employee compensation and benefits	318	287	283
Cost of food, beverage, and retail goods sold	273	243	238
Maintenance and utilities	175	127	102
Marketing and advertising	75	55	57
Other	$ 395	$ 367	$ 356